Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.87%Δ
Denmark − 5.35%
Novo Nordisk Class B	80,810	$ 8,050,115
		8,050,115
France − 16.76%
Air Liquide	65,830	7,524,311
Danone	118,010	5,580,142
Orange	288,790	2,611,972
Publicis Groupe	64,970	3,078,454
Sodexo	85,460	6,418,078
		25,212,957
Germany − 11.42%
adidas AG	42,840	4,924,940
Fresenius Medical Care AG & Co.	110,180	3,104,103
Knorr-Bremse	67,600	2,902,964
SAP	76,670	6,248,234
		17,180,241
Japan − 10.99%
Asahi Group Holdings	55,200	1,720,919
Kao	160,700	6,538,942
KDDI	88,600	2,590,334
Makita	173,000	3,357,124
Seven & i Holdings	58,100	2,333,879
		16,541,198
Netherlands − 5.90%
Koninklijke Ahold Delhaize	348,670	8,881,129
		8,881,129
Spain − 5.64%
Amadeus IT Group †	183,030	8,485,754
		8,485,754
Sweden − 7.86%
Essity Class B	248,230	4,904,230
H & M Hennes & Mauritz Class B	288,210	2,664,531
Securitas Class B	614,290	4,264,425
		11,833,186
Switzerland − 15.90%
Nestle	88,550	9,577,331
Roche Holding	20,740	6,751,550
Swatch Group	33,810	7,593,675
		23,922,556
United Kingdom − 17.05%
Diageo	216,340	9,106,514
Intertek Group	95,370	3,912,943
Smith & Nephew	684,680	7,903,115
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Unilever	107,710	$ 4,732,762
		25,655,334
Total Common Stocks (cost $188,899,801)		145,762,470

Exchange-Traded Funds – 1.61%
iShares MSCI EAFE ETF	530	29,685
iShares Trust iShares ESG Aware MSCI EAFE ETF	39,060	2,192,438
Vanguard FTSE Developed Markets ETF	5,640	205,070
Total Exchange-Traded Funds (cost $2,939,905)		2,427,193

Rights – 0.68%
Sweden − 0.68%
Securitas Class B †	2,457,160	1,025,141
Total Rights (cost $1,603,284)		1,025,141

Short-Term Investments – 0.04%
Money Market Mutual Funds – 0.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	16,795	16,795
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	16,794	16,794
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	16,794	16,794
NQ-FL6 [9/22] 11/22 (2605027)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	16,795	$ 16,795
Total Short-Term Investments (cost $67,178)		67,178

Total Value of Securities−99.20% (cost $193,510,168)		149,281,982
Receivables and Other Assets Net of Liabilities — 0.80%		1,197,239
Net Assets Applicable to 11,705,256 Shares Outstanding — 100.00%	$150,479,221

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International

2    NQ-FL6 [9/22] 11/22 (2605027)